[Letterhead of Morris, Manning & Martin, LLP]

May 18, 2005

Robert D. Bell
Staff Attorney
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:
Witness Systems, Inc.
Amendment No. 2 to Registration Statement on Form S-3, filed on May 18, 2005
File No. 333-122410

Dear Mr. Bell:

On behalf of Witness Systems, Inc. (the "Company"), I am transmitting with this letter, for filing, Amendment No. 2 to Form S-3 (the "Amendment"), which amends the Company's registration statement on Form S-3 originally filed with the Securities and Exchange Commission (the "Commission") on January 31, 2005 and amended by Amendment No. 1 thereto on April 26, 2005 (as amended to date, the "Registration Statement"). As a courtesy to the Staff, I am providing four paper copies of the Amendment under separate cover, two of which have been marked to show the changes effected in the Registration Statement by the Amendment.

This Amendment is being filed principally for the purpose of revising and completing the selling shareholder information found on pages 16-20 of the prospectus which is part of the Registration Statement. Other changes have also been made as indicated in the marked materials.

We have previously responded to all of the written comments of the Staff..

If you have any questions regarding the Registration Statement, please do not hesitate to call me at 404-504-7655.

Very truly yours,

MORRIS, MANNING & MARTIN, LLP

Jeffrey L. Schulte